Leases (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Leases
Financing and Operating Lease Arrangement Terms	3 to 6 years
Property Subject to or Available for Operating Lease, Gross	¥ 1,999,056
Property Subject to or Available for Operating Lease, Accumulated Depreciation	1,729,655
Capital Leased Assets, Gross	40,952	39,398
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	¥ 18,225	¥ 19,440